Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	92-1076143
Plan number	001
Participant loans	$ 8,260,609
Total	$ 748,219,175
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.00%
Guaranteed Interest Account
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	2.35%
Current Value	$ 33,716,399
Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	2,181,179	1,994,039
Current Value	$ 71,263,125
Investment, Identifier [Axis]: American Funds Washington Mut.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	692,846
Current Value	$ 45,201,258
Investment, Identifier [Axis]: Capital Group 2010 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	191,375
Current Value	$ 2,947,285
Investment, Identifier [Axis]: Capital Group 2015 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	89,947
Current Value	$ 1,420,893
Investment, Identifier [Axis]: Capital Group 2020 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	906,025
Current Value	$ 14,713,939
Investment, Identifier [Axis]: Capital Group 2025 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	385,328
Current Value	$ 6,510,760
Investment, Identifier [Axis]: Capital Group 2030 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	3,557,395
Current Value	$ 64,028,219
Investment, Identifier [Axis]: Capital Group 2035 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	593,055
Current Value	$ 11,698,809
Investment, Identifier [Axis]: Capital Group 2040 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	2,953,657
Current Value	$ 62,408,785
Investment, Identifier [Axis]: Capital Group 2045 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	494,401
Current Value	$ 10,637,830
Investment, Identifier [Axis]: Capital Group 2050 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	2,437,085
Current Value	$ 52,676,215
Investment, Identifier [Axis]: Capital Group 2055 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	458,160
Current Value	$ 9,913,323
Investment, Identifier [Axis]: Capital Group 2060 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	174,314
Current Value	$ 3,772,291
Investment, Identifier [Axis]: Capital Group 2065 Target
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	64,546
Current Value	$ 1,341,931
Investment, Identifier [Axis]: Capital Group Europacific Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	921,189
Current Value	$ 13,176,527
Investment, Identifier [Axis]: Columbia Select Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	226,329
Current Value	$ 6,563,531
Investment, Identifier [Axis]: Columbia Small Cap Val Discovery
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	92,530
Current Value	$ 4,900,402
Investment, Identifier [Axis]: Dodge & Cox Global Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	754,479
Current Value	$ 8,487,888
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	223,192
Current Value	$ 13,657,147
Investment, Identifier [Axis]: MFS International New Discovery
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	117,783
Current Value	$ 3,965,769
Investment, Identifier [Axis]: MSF Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	493,387
Current Value	$ 24,624,932
Investment, Identifier [Axis]: MassMutual Blue Chip Gr CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	1
Current Value	$ 16
Investment, Identifier [Axis]: MassMutual Growth Opprtnts CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	1
Current Value	$ 16
Investment, Identifier [Axis]: MassMutual Mid Cap Growth I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	511,390
Current Value	$ 8,535,098
Investment, Identifier [Axis]: MassMutual Overseas I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	1,263,763
Current Value	$ 11,020,015
Investment, Identifier [Axis]: MassMutual Small CP GRTH Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	440,312
Current Value	$ 6,688,337
Investment, Identifier [Axis]: Premier Core Bond (Barings)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	99,070
Current Value	$ 15,394,163
Investment, Identifier [Axis]: SA/Invesco Global Strategy Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	14,394
Current Value	$ 5,246,322
Investment, Identifier [Axis]: T.Rowe Price Blue Chip Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	184,085
Current Value	$ 64,105,614
Investment, Identifier [Axis]: Vanguard 500 Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	143,532
Current Value	$ 90,689,173
Investment, Identifier [Axis]: Vanguard Developed Markets Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	639,366
Current Value	$ 12,832,072
Investment, Identifier [Axis]: Vanguard Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	105,041
Current Value	$ 9,759,345
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund - Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	39,355
Current Value	$ 14,142,777
Investment, Identifier [Axis]: Vanguard Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	146,095
Current Value	$ 18,054,431
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units	1,623,739
Current Value	$ 15,863,929